CONSOLIDATED STATEMENTS OF Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash & cash equivalents	$ 100,108	$ 88,283
Investments	39,450	33,572
Trade accounts receivable, less allowances of $1,968 and $2,042	43,253	40,721
Other receivables	3,577	4,616
Inventories:
Finished goods & work-in-process	44,549	37,012
Raw material & supplies	25,830	24,844
Prepaid expenses	6,060	5,581
Deferred income taxes	1,794	5,482
Total current assets	264,621	240,111
PROPERTY, PLANT & EQUIPMENT, at cost:
Land	22,360	21,683
Buildings	113,279	111,044
Machinery & equipment	350,929	340,405
Construction in progress	1,641	3,403
Property, plant and equipment, gross	488,209	476,535
Less-accumulated depreciation	298,128	279,619
Net property, plant and equipment	190,081	196,916
OTHER ASSETS:
Goodwill	73,237	73,237
Trademarks	175,024	175,024
Investments	163,579	148,532
Split dollar officer life insurance	33,632	40,296
Prepaid expenses	6,927	10,260
Restricted cash	1,589
Deferred income taxes	1,696	4,033
Total other assets	455,684	451,382
Total assets	910,386	888,409
CURRENT LIABILITIES:
Accounts payable	11,641	9,153
Bank loan	124
Dividends payable	4,814	4,742
Accrued liabilities	46,482	45,580
Postretirement health care and life insurance benefits	328	319
Income taxes payable	1,070	327
Total current liabilities	64,459	60,121
NONCURRENT LIABILITIES:
Deferred income taxes	47,356	54,939
Bank loans	694
Postretirement health care and life insurance benefits	11,983	8,857
Industrial development bonds	7,500	7,500
Liability for uncertain tax positions	8,584	7,167
Deferred compensation and other liabilities	78,674	69,520
Total noncurrent liabilities	154,791	147,983
TOOTSIE ROLL INDUSTRIES, INC. SHAREHOLDERS' EQUITY:
Capital in excess of par value	599,186	572,669
Retained earnings	64,927	73,109
Accumulated other comprehensive loss	(13,098)	(4,638)
Treasury stock (at cost)-78 and 76 shares, respectively	(1,992)	(1,992)
Total Tootsie Roll Industries, Inc. shareholders' equity	690,809	680,305
Noncontrolling interests	327
Total equity	691,136	680,305
Total liabilities and shareholders' equity	910,386	888,409
Common Stock
TOOTSIE ROLL INDUSTRIES, INC. SHAREHOLDERS' EQUITY:
Common stock, $.69-4/9 par value- 120,000 shares authorized; 37,285 and 37,011, respectively, issued Class B common stock, $.69-4/9 par value- 40,000 shares authorized; 22,887 and 22,256, respectively, issued	25,892	25,702
Class B Common Stock
TOOTSIE ROLL INDUSTRIES, INC. SHAREHOLDERS' EQUITY:
Common stock, $.69-4/9 par value- 120,000 shares authorized; 37,285 and 37,011, respectively, issued Class B common stock, $.69-4/9 par value- 40,000 shares authorized; 22,887 and 22,256, respectively, issued	$ 15,894	$ 15,455